Other taxes and royalties - Summary of other taxes and royalties (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Abstract [Abstract]
Royalties	$ 12,642	$ 9,547
Tax withholdings	7,205	873
Turnover tax	102
VAT	10	33
Other	353	919
Total current	$ 20,312	$ 11,372